Pensions - Changes in value of net pension (assets)/liability (Details) - GBP (£) £ in Millions	1 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pensions
Balance at beginning of year		£ (488)	£ (602)	£ (495)
Currency translation and other adjustments			10	(21)
Net interest expense			(10)
Current service cost			213
Past service cost			12
Income statement			215	215
Return on plan assets excluding recognised interest income			(872)
Experience gains and losses			236
Effect of changes in actuarial financial assumptions			(1,204)
Effect of changes in actuarial demographic assumptions			379
Asset ceiling adjustments			2,602
Statement of comprehensive income			(669)	4
Contributions by employer			(780)	(296)
Assets/liabilities extinguished upon settlement				(1)
Balance at end of year			(488)	(602)
Main Scheme
Pensions
Currency translation and other adjustments				4
Net interest expense			(5)
Current service cost			158
Past service cost			6
Income statement			159	159
Return on plan assets excluding recognised interest income			(841)
Experience gains and losses			241
Effect of changes in actuarial financial assumptions			(1,165)
Effect of changes in actuarial demographic assumptions			350
Asset ceiling adjustments			2,443
Statement of comprehensive income			(546)	(70)
Contributions by employer			(705)	(233)
Main Scheme | Forecast
Pensions
Contributions by employer		(714)
Main Scheme | If distributions are made in coming financial year
Pensions
Contributions by employer		(500)
Main Scheme | If distributions are made in coming financial year | Maximum
Pensions
Contributions by employer	£ (500)
Fair value of plan assets
Pensions
Balance at beginning of year		(57,787)	(57,249)	(51,925)
Currency translation and other adjustments			129	(92)
Net interest expense			(795)
Income statement			(795)	(1,037)
Return on plan assets excluding recognised interest income			(872)
Statement of comprehensive income			872	6,027
Contributions by employer			(780)	(296)
Contributions by plan participants and other scheme members			(13)	(14)
Assets/liabilities extinguished upon settlement				2
Benefits paid			(1,793)	2,140
Balance at end of year			(57,787)	(57,249)
Fair value of plan assets | Main Scheme
Pensions
Balance at beginning of year		(52,021)	(51,323)	(46,555)
Net interest expense			(713)
Income statement			(713)	(936)
Return on plan assets excluding recognised interest income			(841)
Statement of comprehensive income			841	5,486
Contributions by employer			(705)	(233)
Contributions by plan participants and other scheme members			(8)	(9)
Benefits paid			1,569	1,896
Balance at end of year			(52,021)	(51,323)
Present value of defined benefit obligation
Pensions
Balance at beginning of year		46,808	48,864	44,115
Currency translation and other adjustments			(116)	71
Net interest expense			676
Current service cost			213
Past service cost			12
Income statement			901	1,103
Experience gains and losses			236
Effect of changes in actuarial financial assumptions			(1,204)
Effect of changes in actuarial demographic assumptions			379
Statement of comprehensive income			1,061	(5,704)
Contributions by plan participants and other scheme members			13	14
Assets/liabilities extinguished upon settlement				(3)
Benefits paid			(1,793)	(2,140)
Balance at end of year			46,808	48,864
Present value of defined benefit obligation | Main Scheme
Pensions
Balance at beginning of year		42,020	43,870	39,669
Currency translation and other adjustments				4
Net interest expense			603
Current service cost			158
Past service cost			6
Income statement			767	954
Experience gains and losses			241
Effect of changes in actuarial financial assumptions			(1,165)
Effect of changes in actuarial demographic assumptions			350
Statement of comprehensive income			1,056	(5,130)
Contributions by plan participants and other scheme members			8	9
Benefits paid			(1,569)	(1,896)
Balance at end of year			42,020	43,870
Asset ceiling/minimum funding
Pensions
Balance at beginning of year		10,491	7,783	7,315
Currency translation and other adjustments			(3)
Net interest expense			109
Income statement			109	149
Asset ceiling adjustments			2,602
Statement of comprehensive income			(2,602)	(319)
Balance at end of year			10,491	7,783
Asset ceiling/minimum funding | Main Scheme
Pensions
Balance at beginning of year		£ 10,001	7,453	6,886
Net interest expense			105
Income statement			105	141
Asset ceiling adjustments			2,443
Statement of comprehensive income			(2,443)	(426)
Balance at end of year			£ 10,001	£ 7,453